OPERATING LEASES (Schedule of Effect of Operating Lease Right-of-Use Assets, Liabilities and Rent Expense) (Details) - USD ($)	Jul. 31, 2021	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019
Leases [Abstract]
Operating Lease Right-of-Use-Asset	$ 34,566,169	$ 37,077,038	$ 37,698,819	$ 27,104,937
Operating lease liabilities	$ 27,840,930	$ 29,044,966	29,326,365	17,863,507
Monthly Rent Expense			$ 277,570	$ 249,955